Share Capital And Share Premium	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital And Share Premium [Abstract]
Share capital and share premium

40.	Share capital and share premium

	Ordinary share
	Number of shares	Share capital	Share premium
		RMB’000	RMB’000
As of January 1, 2022	1,203,505,757	75	33,365,786

Exercise of share-based payment	—	—	127,063
Redemption and extension of convertible promissory notes (Note 36(a))	—	—	6,209,598
Cash Dividend (Note 48)	—	—	(7,628,573)

As of December 31, 2022	1,203,505,757	75	32,073,874

Exercise of share-based payment	—	—	17,403
Repayment of optionally convertible promissory notes (Note 37)	—	—	1,489,748
Cash Dividend (Note 48)	—	—	(1,438,792)

As of December 31, 2023	1,203,505,757	75	32,142,233

Exercise of share-based payment	—	—	42,475
Cash Dividend (Note 48)	586,176,887	42	(5,156,862)

As of December 31, 2024	1,789,682,644	117	27,027,846